UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03916
Name of Registrant: Vanguard Specialized Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: January 31
Date of reporting period: October 31, 2013
Item 1: Schedule of Investments

Vanguard Energy Fund

Schedule of Investments
As of October 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (96.3%)[1]
United States (58.6%)
Energy Equipment & Services (11.0%)
Schlumberger Ltd.	5,347,919	501,207
Baker Hughes Inc.	5,271,370	306,214
Halliburton Co.	3,866,872	205,060
Ensco plc Class A	2,895,924	166,950
National Oilwell Varco Inc.	1,239,996	100,663
SEACOR Holdings Inc.	875,753	85,649
Transocean Ltd.	85,900	4,043
Nabors Industries Ltd.	155,300	2,715
Patterson-UTI Energy Inc.	101,600	2,465
* Weatherford International Ltd.	44,800	736
Noble Corp.	5,100	192
		1,375,894
Oil, Gas & Consumable Fuels (47.6%)
Exxon Mobil Corp.	11,123,144	996,856
Chevron Corp.	5,172,440	620,486
Pioneer Natural Resources Co.	1,972,595	403,948
EOG Resources Inc.	1,856,741	331,243
Cabot Oil & Gas Corp.	8,652,714	305,614
CONSOL Energy Inc.	7,824,885	285,608
Occidental Petroleum Corp.	2,856,873	274,488
Anadarko Petroleum Corp.	2,723,080	259,482
EQT Corp.	2,775,770	237,634
Noble Energy Inc.	3,026,078	226,744
Range Resources Corp.	2,920,821	221,135
* Southwestern Energy Co.	4,911,885	182,820
* Denbury Resources Inc.	8,684,504	164,919
Phillips 66	2,402,984	154,824
Valero Energy Corp.	3,714,584	152,930
ConocoPhillips	2,053,909	150,552
Marathon Petroleum Corp.	1,995,950	143,030
Devon Energy Corp.	2,182,625	137,986
* Cobalt International Energy Inc.	3,996,472	92,758
Apache Corp.	983,050	87,295
Hess Corp.	941,839	76,477
Chesapeake Energy Corp.	2,735,132	76,474
* Whiting Petroleum Corp.	1,085,355	72,599
Marathon Oil Corp.	1,969,846	69,457
* Newfield Exploration Co.	2,106,708	64,149
Energen Corp.	718,861	56,301
Murphy Oil Corp.	791,400	47,737
* Antero Resources Corp.	653,815	36,934
HollyFrontier Corp.	71,600	3,298
* Ultra Petroleum Corp.	117,200	2,152
Williams Cos. Inc.	27,900	996
Kinder Morgan Inc.	26,873	949
Cimarex Energy Co.	2,900	306
		5,938,181

Semiconductors & Semiconductor Equipment (0.0%)
* First Solar Inc.	52,750	2,652

Specialty Retail (0.0%)
* Murphy USA Inc.	14,818	601

Total United States		7,317,328
International (37.7%)
Australia (0.3%)
Oil Search Ltd.	3,907,545	31,415
Woodside Petroleum Ltd.	131,713	4,829
Caltex Australia Ltd.	131,971	2,306
		38,550
Austria (0.0%)
OMV AG	59,944	2,859

Brazil (1.5%)
Petroleo Brasileiro SA ADR	10,718,775	186,828
Petroleo Brasileiro SA Prior Pfd.	385,244	3,493
Petroleo Brasileiro SA	249,132	2,166
Petroleo Brasileiro SA ADR Type A	11,350	206
		192,693
Canada (9.0%)
Suncor Energy Inc. XNYS	7,576,682	275,412
Canadian Natural Resources Ltd. XNYS	5,263,443	167,114
Cenovus Energy Inc. XNYS	5,084,180	151,102
Enbridge Inc. XTSE	3,377,000	146,528
Encana Corp.	6,938,890	124,345
* Tourmaline Oil Corp.	2,090,870	81,076
Canadian Oil Sands Ltd. XTSE	3,462,710	67,551
Cameco Corp.	2,573,670	48,900
Pacific Rubiales Energy Corp.	1,949,295	40,326
Suncor Energy Inc. XTSE	132,034	4,798
Canadian Oil Sands Ltd. OOTC	161,400	3,146
Husky Energy Inc.	106,300	3,022
Canadian Natural Resources Ltd. XTSE	84,078	2,668
Enbridge Inc. XNYS	52,350	2,269
TransCanada Corp.	41,996	1,893
Cenovus Energy Inc. XTSE	26,539	789
		1,120,939
China (2.0%)
^ PetroChina Co. Ltd. ADR	1,493,395	169,157
Kunlun Energy Co. Ltd.	37,747,555	61,750
China Petroleum & Chemical Corp.	5,749,600	4,654
China Oilfield Services Ltd.	996,000	2,784
China Longyuan Power Group Corp.	2,172,000	2,499
CNOOC Ltd.	1,054,717	2,145
PetroChina Co. Ltd.	900,000	1,025
* GCL-Poly Energy Holdings Ltd.	1,859,000	570
		244,584
Finland (0.0%)
Neste Oil Oyj	111,276	2,206

France (3.7%)
^ Total SA ADR	6,428,920	393,322

Technip SA	522,614	54,738
Total SA	285,417	17,511
		465,571
Greece (0.0%)
Hellenic Petroleum SA	49,160	639

Hungary (0.0%)
MOL Hungarian Oil & Gas plc	32,996	2,256

India (0.7%)
Reliance Industries Ltd.	5,662,332	84,250
Cairn India Ltd.	449,366	2,313
Bharat Petroleum Corp. Ltd.	47,356	277
		86,840
Israel (0.0%)
* Paz Oil Co. Ltd.	4,138	642
* Oil Refineries Ltd.	648,113	210
		852
Italy (2.3%)
Eni SPA ADR	5,652,505	287,147
Eni SPA	221,881	5,633
		292,780
Japan (1.5%)
Inpex Corp.	10,910,400	126,037
JX Holdings Inc.	11,293,370	55,842
Showa Shell Sekiyu KK	216,900	2,332
Idemitsu Kosan Co. Ltd.	26,500	2,218
* Cosmo Oil Co. Ltd.	1,191,000	2,097
Japan Petroleum Exploration Co.	50,900	2,072
TonenGeneral Sekiyu KK	173,000	1,607
		192,205
Netherlands (0.0%)
* SBM Offshore NV	116,373	2,436

Norway (0.8%)
Statoil ASA ADR	4,090,890	96,668
Statoil ASA	29,343	694
Seadrill Ltd.	4,175	193
		97,555
Other (0.7%)
^,2 Vanguard Energy ETF	663,000	82,676

Poland (0.1%)
Polski Koncern Naftowy Orlen SA	190,891	2,693
Polskie Gornictwo Naftowe i Gazownictwo SA	1,308,623	2,407
* Grupa Lotos SA	147,504	1,799
		6,899
Portugal (0.8%)
Galp Energia SGPS SA	6,181,822	104,680

Russia (2.0%)
Gazprom OAO ADR	12,701,343	118,725
Rosneft OAO GDR	14,103,951	111,277
Lukoil OAO ADR	95,224	6,236
Tatneft OAO ADR	80,365	3,301

	AK Transneft OAO Prior Pfd.			1,010	2,574
	TMK OAO GDR			128,997	1,666
	Gazprom OAO			124,674	585
					244,364
	South Africa (0.1%)
	Sasol Ltd.			110,232	5,633

	South Korea (0.0%)
	SK Holdings Co. Ltd.			15,004	2,719

	Spain (0.8%)
	Repsol SA			3,772,732	101,151

	Thailand (0.1%)
	PTT PCL (Foreign)			286,400	2,916
*	PTT Global Chemical PCL			1,061,200	2,676
					5,592
	United Kingdom (11.3%)
	Royal Dutch Shell plc ADR			7,946,585	529,719
	BP plc ADR			8,889,185	413,347
	BG Group plc			9,985,177	203,696
	Royal Dutch Shell plc Class B			4,428,942	153,331
*	Ophir Energy plc			13,649,538	72,601
	BP plc			2,611,422	20,272
	Royal Dutch Shell plc Class A			331,089	11,027
	Royal Dutch Shell plc Class A (Amsterdam Shares)			165,342	5,508
*	Genel Energy plc			140,007	2,134
*	Essar Energy plc			181,970	347
*	Cairn Energy plc			1	—
					1,411,982
	Total International				4,708,661
	Total Common Stocks (Cost $7,049,650)				12,025,989
					Market
					Value
		Coupon		Shares	($000)
	Temporary Cash Investments (4.0%)[1]
	Money Market Fund (1.3%)
	[3,4] Vanguard Market Liquidity Fund	0.120%		163,342,913	163,343

				Face
			Maturity	Amount
			Date	($000)
	Repurchase Agreement (2.6%)
	RBS Securities, Inc.
	(Dated 10/31/13, Repurchase Value
	$326,801,000, collateralized by U.S
	Treasury Notes/Bonds 0.750%-4.250%,
	8/15/15-3/31/18, with a value of
	$333,337,000)	0.090%	11/1/13	326,800	326,800

	U.S. Government and Agency Obligations (0.1%)
	[5,6] Fannie Mae Discount Notes	0.100%	11/13/13	500	500
5	Fannie Mae Discount Notes	0.050%	1/22/14	2,400	2,399
	[6,7] Federal Home Loan Bank Discount Notes	0.050%	1/10/14	2,500	2,499
	[6,7] Federal Home Loan Bank Discount Notes	0.070%	3/12/14	2,900	2,899

[5,6] Freddie Mac Discount Notes	0.073%	11/12/13	3,000	3,000
				11,297
Total Temporary Cash Investments (Cost $501,441)				501,440
Total Investments (100.3%) (Cost $7,551,091)				12,527,429
Other Assets and Liabilities-Net (-0.3%)[4]				(31,671)
Net Assets (100%)				12,495,758

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $32,747,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.4% and 2.9%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $33,718,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $7,398,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Energy Fund

C. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks- United States	7,317,328	—	—
Common Stocks- International	3,280,009	1,428,652	—
Temporary Cash Investments	163,343	338,097	—
Futures Contracts—Liabilities[1]	(763)	—	—
Total	10,759,917	1,766,749	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Energy Fund

At October 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2013	1,303	114,078	784
S&P 500 Index	December 2013	71	31,080	934

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At October 31, 2013, the cost of investment securities for tax purposes was $7,579,106,000. Net unrealized appreciation of investment securities for tax purposes was $4,948,323,000, consisting of unrealized gains of $5,060,949,000 on securities that had risen in value since their purchase and $112,626,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Fund

Schedule of Investments
As of October 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (95.8%)
United States (73.4%)
Biotechnology (11.2%)
	Amgen Inc.	9,920,755	1,150,808
*	Vertex Pharmaceuticals Inc.	8,772,150	625,805
*	Gilead Sciences Inc.	6,212,500	441,025
*	Regeneron Pharmaceuticals Inc.	1,412,100	406,120
*	Biogen Idec Inc.	1,337,200	326,531
*	Incyte Corp. Ltd.	4,457,643	173,848
*	Alnylam Pharmaceuticals Inc.	2,396,800	138,080
*	Alkermes plc	3,222,554	113,402
*	Cubist Pharmaceuticals Inc.	1,323,142	82,035
*	Quintiles Transnational Holdings Inc.	1,952,378	81,980
*	Ironwood Pharmaceuticals Inc. Class A	3,364,198	32,330
			3,571,964
Food & Staples Retailing (2.9%)
	Walgreen Co.	11,659,400	690,703
	CVS Caremark Corp.	3,774,100	234,975
			925,678
Health Care Equipment & Supplies (10.7%)
	Medtronic Inc.	10,532,800	604,583
*	Boston Scientific Corp.	38,134,500	445,792
	St. Jude Medical Inc.	6,297,900	361,437
	Abbott Laboratories	7,591,400	277,466
	Covidien plc	4,246,600	272,250
	Becton Dickinson and Co.	2,571,700	270,363
	Baxter International Inc.	3,057,100	201,371
*	CareFusion Corp.	4,970,354	192,701
	Zimmer Holdings Inc.	2,146,200	187,728
*	Edwards Lifesciences Corp.	2,419,300	157,714
	DENTSPLY International Inc.	2,826,100	133,109
	Stryker Corp.	1,433,500	105,878
*	Hologic Inc.	4,304,500	96,378
*	NuVasive Inc.	1,628,303	51,747
	STERIS Corp.	803,083	36,291
			3,394,808
Health Care Providers & Services (19.7%)
	UnitedHealth Group Inc.	19,992,000	1,364,654
	McKesson Corp.	8,123,600	1,270,044
	Humana Inc.	6,744,094	621,468
	WellPoint Inc.	6,726,000	570,365
	Cigna Corp.	6,197,400	477,076
	Aetna Inc.	5,936,383	372,211
	Cardinal Health Inc.	6,270,341	367,818
	HCA Holdings Inc.	6,746,600	318,035
	Universal Health Services Inc. Class B	3,873,600	312,057
*,1 Health Management Associates Inc. Class A		18,834,700	241,461
	Owens & Minor Inc.	3,000,000	112,260
*	Health Net Inc.	2,234,358	67,924
*	Tenet Healthcare Corp.	1,400,000	66,066

*	WellCare Health Plans Inc.	793,989	52,943
*	MEDNAX Inc.	402,800	43,913
*	Premier Inc. Class A	274,000	8,442
	HealthSouth Corp.	24,624	865
			6,267,602
Health Care Technology (2.3%)
*	Cerner Corp.	10,765,200	603,174
*	Allscripts Healthcare Solutions Inc.	8,542,653	118,145
			721,319
Life Sciences Tools & Services (3.1%)
	Agilent Technologies Inc.	5,899,000	299,433
*	Illumina Inc.	2,240,200	209,481
*	Covance Inc.	2,246,400	200,514
*,1 PAREXEL International Corp.		3,613,400	165,168
*	Bruker Corp.	3,285,758	67,194
	PerkinElmer Inc.	1,441,400	54,831
			996,621
Pharmaceuticals (23.5%)
	Merck & Co. Inc.	36,561,348	1,648,551
	Bristol-Myers Squibb Co.	24,459,861	1,284,632
*,1 Forest Laboratories Inc.		26,666,866	1,254,143
	Eli Lilly & Co.	20,753,400	1,033,934
	Pfizer Inc.	14,894,522	456,964
*	Hospira Inc.	6,826,070	276,592
	Zoetis Inc.	8,412,017	266,325
	AbbVie Inc.	5,418,600	262,531
	Perrigo Co.	1,607,400	221,644
*	Mylan Inc.	4,775,700	180,856
*	Salix Pharmaceuticals Ltd.	2,147,945	154,115
*,1 Medicines Co.		4,495,761	152,496
*	Actavis plc	986,000	152,416
	Johnson & Johnson	1,373,700	127,218
*	Mallinckrodt plc	500,325	21,019
			7,493,436
Total United States			23,371,428
International (22.4%)
Belgium (1.9%)
1	UCB SA	9,345,949	613,488

Denmark (0.2%)
	H Lundbeck A/S	2,224,230	47,758

France (0.5%)
	Sanofi	1,092,844	116,523
	Ipsen SA	1,094,832	47,957
			164,480
Germany (0.8%)
	Bayer AG	1,728,917	214,477
	Fresenius Medical Care AG & Co. KGaA	511,950	33,833
			248,310
Ireland (1.1%)
*	Elan Corp. plc ADR	19,470,300	324,375
*	Prothena Corp. plc	902,524	21,697
			346,072

Israel (1.5%)
Teva Pharmaceutical Industries Ltd. ADR			13,145,600	487,570

Japan (7.5%)
Astellas Pharma Inc.			14,365,700	800,836
Daiichi Sankyo Co. Ltd.			17,335,000	321,407
Shionogi & Co. Ltd.			13,726,534	303,748
Takeda Pharmaceutical Co. Ltd.			5,599,900	266,861
Eisai Co. Ltd.			6,188,800	243,109
Chugai Pharmaceutical Co. Ltd.			5,621,700	132,089
* Olympus Corp.			3,797,100	121,475
Ono Pharmaceutical Co. Ltd.			1,415,800	107,049
Mitsubishi Tanabe Pharma Corp.			7,100,000	100,136
				2,396,710
Norway (0.1%)
* Algeta ASA			565,247	22,399

Switzerland (5.7%)
Roche Holding AG			4,159,833	1,150,341
Novartis AG			3,632,371	281,954
Actelion Ltd.			2,403,582	185,967
Roche Holding AG (Bearer)			664,320	182,536
				1,800,798
United Kingdom (3.1%)
AstraZeneca plc			17,168,924	908,933
GlaxoSmithKline plc ADR			1,438,781	75,723
				984,656
Total International				7,112,241
Total Common Stocks (Cost $16,150,631)				30,483,669
Temporary Cash Investments (4.6%)
			Face
		Maturity	Amount
	Coupon	Date	($000)
Repurchase Agreements (3.3%)
Bank of America Securities, LLC
(Dated 10/31/13, Repurchase Value
$140,800,000, collateralized by Federal
Home Loan Mortgage Corp. 2.805%,
5/1/42, and Federal National Mortgage
Assn. 2.159%-4.000%, 6/1/42-10/1/43, with
a value of $143,616,000)	0.100%	11/1/13	140,800	140,800
Barclays Capital Inc.
(Dated 10/30/13, Repurchase Value
$175,002,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%-
4.856%, 7/1/38-8/1/42, Federal National
Mortgage Assn. 1.353%-3.000%, 4/1/27-
6/1/43, and Government National Mortgage
Assn. 3.000%-4.500%, 5/15/27-9/15/48,
with a value of $178,500,000)	0.060%	11/6/13	175,000	175,000
Barclays Capital Inc.
(Dated 10/31/13, Repurchase Value
$81,900,000, collateralized by U.S.
Treasury Note/Bond 2.500%, 8/15/23, with
a value of $83,538,000)	0.080%	11/1/13	81,900	81,900

BNP Paribas Securities Corp.
(Dated 10/31/13, Repurchase Value
$61,300,000, collateralized by Federal
National Mortgage Assn. 4.000%, 8/1/43,
and Government National Mortgage Assn.
4.000%-4.500%, 3/15/39-8/20/43, with a
value of $62,526,000)	0.100%	11/1/13	61,300	61,300
HSBC Bank USA
(Dated 10/31/13, Repurchase Value
$415,701,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%-
5.500%, 11/1/28-10/1/41, and Government
National Mortgage Assn. 2.500%-4.500%,
9/15/24-4/20/43, with a value of
$424,016,000)	0.100%	11/1/13	415,700	415,700
Morgan Stanley & Co., Inc.
(Dated 10/31/13, Repurchase Value
$182,201,000, collateralized by Federal
Home Loan Mortgage Corp. 2.500%-
5.000%, 12/1/26-5/1/43, and Federal
National Mortgage Assn. 3.500%-5.500%,
2/1/27-10/1/43, with a value of
$185,844,000)	0.100%	11/1/13	182,200	182,200
				1,056,900
U.S. Government and Agency Obligations (0.0%)
2 United States Treasury Bill	0.036%	11/14/13	3,000	3,000
United States Treasury Bill	0.008%-0.021%	1/2/14	2,500	2,500
				5,500
Commercial Paper (1.3%)
General Electric Capital Corp.	0.180%	3/11/14	200,000	199,826
General Electric Capital Services	0.200%	12/11/13	200,000	199,966
				399,792
Total Temporary Cash Investments (Cost $1,462,226)				1,462,192
Total Investments (100.4%) (Cost $17,612,857)				31,945,861
Other Assets and Liabilities-Net (-0.4%)				(121,120)
Net Assets (100%)				31,824,741

* Non-income-producing security.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Securities with a value of $510,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.

Health Care Fund

When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interestrates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	23,371,428	—	—
Common Stocks—International	909,366	6,202,875	—
Temporary Cash Investments	—	1,462,192	—
Forward Currency Contracts—Liabilities	—	(65)	—
Total	24,280,794	7,665,002	—

Health Care Fund

E. Forward Currency Contracts: The fund may enter into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Bank of America NA	11/15/13	USD	193,811 JPY	19,062,436	(65)
JPY—Japanese yen.
USD—U.S. dollar.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

Health Care Fund

		Current Period Transactions
			Proceeds
	Jan. 31, 2013		from		Oct. 31, 2013
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Forest Laboratories Inc.	956,887	12,310	—	—	1,254,143
Health Management Associates Inc.	163,458	38,387	4,981	—	241,461
Class A
Medicines Co.	NA1	126,252	—	—	152,496
PAREXEL International Corp.	NA1	47,249	—	—	165,168
UCB SA	NA1	180,039	—	7,462	613,488
	1,120,345			7,462	2,426,756
1 Not applicable — At January 31, 2013, the issuer was not an affiliated company of the fund.

G. At October 31, 2013, the cost of investment securities for tax purposes was $17,632,692,000. Net unrealized appreciation of investment securities for tax purposes was $14,313,169,000, consisting of unrealized gains of $14,411,080,000 on securities that had risen in value since their purchase and $97,911,000 in unrealized losses on securities that had fallen in value since their purchase.

Precious Metals and Mining Fund

Schedule of Investments
As of October 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (94.2%)
Australia (16.2%)
	Iluka Resources Ltd.	14,400,000	139,773
1	OZ Minerals Ltd.	30,000,000	102,257
*,^,1Aquila Resources Ltd.		36,165,000	77,149
*,1	St. Barbara Ltd.	60,536,881	27,191
*	Resolute Mining Ltd.	25,500,000	15,437
*	Inova Resources Ltd.	32,939,415	6,834
1	Panoramic Resources Ltd.	22,200,000	6,829
*,1	Equatorial Resources Ltd.	10,082,288	6,591
*,1	Glory Resources Ltd.	33,500,000	5,224
*,^,1Galaxy Resources Ltd.		86,393,638	4,839
*,1	Reed Resources Ltd.	76,166,667	1,582
*,1	Drummond Gold Ltd.	35,000,000	132
*,1	Apex Minerals NL	55,654,166	—
			393,838
Belgium (9.5%)
	Umicore SA	4,850,000	230,953

Canada (33.9%)
*,1	Dominion Diamond Corp.	11,700,000	157,997
*	Kinross Gold Corp.	28,000,000	141,960
1	Nevsun Resources Ltd.	38,500,000	140,316
	Potash Corp. of Saskatchewan Inc.	3,800,000	118,084
	Agnico Eagle Mines Ltd.	3,900,000	115,167
1	Centerra Gold Inc.	15,750,000	62,991
	Alamos Gold Inc.	2,500,000	39,826
*	Mountain Province Diamonds Inc.	3,000,000	15,250
	Alacer Gold Corp.	4,950,000	13,720
*,^,1Belo Sun Mining Corp.		20,000,000	8,440
	Barrick Gold Corp.	350,000	6,808
*,^	NovaCopper Inc.	2,033,333	3,741
*	Bear Creek Mining Corp.	477,800	1,191
*	Luna Gold Corp.	409,000	628
			826,119

France (1.4%)
	Imerys SA		413,418	33,164

Ireland (0.0%)
*	Kenmare Resources plc		3,139,111	1,019

Other (0.0%)
*	Galaxy Resources Ltd. Warrants Exp. 12/31/2014		18,750,000	213

Papua New Guinea (0.0%)
*	Bougainville Copper Ltd.		2,000,000	871

Russia (2.0%)
	Uralkali OJSC GDR		1,850,000	49,366

United Kingdom (19.3%)
	Johnson Matthey plc		4,250,000	204,526
1	Hochschild Mining plc		41,000,000	108,724
1	African Barrick Gold plc		22,955,000	70,929
	BHP Billiton plc		2,000,000	61,717
1	Petropavlovsk plc		18,000,000	23,100
				468,996
United States (11.9%)
1	AMCOL International Corp.		3,098,000	99,384
	Newmont Mining Corp.		3,600,000	98,136
	Mosaic Co.		1,950,000	89,407
	Gold Resource Corp.		500,000	2,595
				289,522
Total Common Stocks (Cost $3,290,531)				2,294,061
Precious Metals (0.1%)
*	Platinum Bullion (In Troy Ounces)		2,009	2,912
Total Precious Metals (Cost $1,212)				2,912
		Coupon
Temporary Cash Investment (7.9%)
Money Market Fund (7.9%)
[2,3] Vanguard Market Liquidity Fund (Cost
	$192,213)	0.120%	192,213,000	192,213
Total Investments (102.2%) (Cost $3,483,956)				2,489,186
Other Assets and Liabilities-Net (-2.2%)[3]				(53,347)
Net Assets (100%)				2,435,839

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,797,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $22,256,000 of collateral received for securities on loan.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Precious Metals and Mining Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the latest quoted bid prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America	1,115,641	—	—
Common Stocks—Other	—	1,178,420	—
Precious Metals	—	2,912	—
Temporary Cash Investments	192,213	—	—
Total	1,307,854	1,181,332	—

Precious Metals and Mining Fund

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Jan. 31, 2013		from		Oct. 31, 2013
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
African Barrick Gold plc	—	63,261	—	23	70,929
AMCOL International Corp.	90,952	592	—	1,848	99,384
Apex Minerals NL	2,379	—	—	—	—
Aquila Resources Ltd.	118,009	—	—	—	77,149
Belo Sun Mining Corp.	NA1	6,510	—	—	8,440
Centerra Gold Inc.	143,067	—	—	1,553	62,991
Cudeco Ltd.	83,557	—	29,437	—	—
Discovery Metals Ltd.	37,582	—	21,272	—	—
Dominion Diamond Corp.	NA2	—	—	—	157,997
Drummond Gold Ltd.	291	—	—	—	132
Equatorial Resources Ltd.	15,601	—	—	—	6,591
Galaxy Resources Ltd.	29,401	899	—	—	4,839
Glory Resources Ltd.	6,987	26	32	—	5,224
Harry Winston Diamond Corp.	172,673	—	—	—	NA2
Hochschild Mining plc	271,517	2,139	—	1,213	108,724
Inova Resources Ltd.[3]	18,564	—	719	—	NA4
King River Copper Ltd.	NA5	—	288	—	—
Kumarina Resources Ltd.	1,362	—	952	—	—
Medusa Mining Ltd.	130,694	—	61,031	—	—
Nevsun Resources Ltd.	162,894	—	—	2,315	140,316
OZ Minerals Ltd.	146,856	43,380	3,459	6,992	102,257
Panoramic Resources Ltd.	11,738	—	—	212	6,829
Petropavlovsk plc	63,402	19,235	—	511	23,100
Reed Resources Ltd.	13,483	—	—	—	1,582
Resolute Mining Ltd.	88,720	—	31,540	—	NA4
Speewah Metals Ltd.	624	—	—	—	NA5
St. Barbara Ltd.	90,653	—	—	—	27,191
	1,701,006			14,667	903,675

1 Not applicable — At January 31, 2013, the issuer was not an affiliated company of the fund.
2 Not applicable — In March 2013, Harry Winston Diamond Corp. changed its name to Dominion Diamond Corp.
3 In June 2013, Ivanhoe Australia Ltd. changed its name to Inova Resources Ltd.
4 Not applicable — At October 31, 2013, the security was still held, but the issuer was no longer an affiliated company of the fund.
5 Not applicable — In May 2013, Speewah Metals Ltd. changed its name to King River Copper Ltd.

Precious Metals and Mining Fund

E. At October 31, 2013, the cost of investment securities for tax purposes was $3,703,253,000. Net unrealized depreciation of investment securities for tax purposes was $1,214,067,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Growth Fund

Schedule of Investments
As of October 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (97.1%)
Consumer Discretionary (16.3%)
McDonald's Corp.	5,503,321	531,181
Target Corp.	6,884,475	446,045
Omnicom Group Inc.	5,453,490	371,437
TJX Cos. Inc.	6,074,796	369,287
Lowe's Cos. Inc.	7,395,489	368,147
Mattel Inc.	7,227,616	320,689
NIKE Inc. Class B	4,206,062	318,651
Walt Disney Co.	3,818,715	261,926
		2,987,363
Consumer Staples (13.1%)
Wal-Mart Stores Inc.	6,446,452	494,765
Procter & Gamble Co.	4,453,766	359,642
Anheuser-Busch InBev NV	3,259,770	337,921
CVS Caremark Corp.	5,146,426	320,417
Coca-Cola Co.	7,895,310	312,417
Diageo plc	9,524,247	303,611
Colgate-Palmolive Co.	4,208,287	272,403
		2,401,176
Energy (8.0%)
Chevron Corp.	3,042,007	364,919
Enbridge Inc.	7,735,933	335,662
BG Group plc	15,099,500	308,028
Exxon Mobil Corp.	3,007,413	269,524
Occidental Petroleum Corp.	1,941,450	186,535
		1,464,668
Financials (10.2%)
ACE Ltd.	3,742,633	357,197
BlackRock Inc.	1,045,855	314,604
Wells Fargo & Co.	7,237,463	308,967
PNC Financial Services Group Inc.	3,885,059	285,668
Public Storage	1,356,282	226,458
Chubb Corp.	2,004,577	184,582
Marsh & McLennan Cos. Inc.	4,018,939	184,068
		1,861,544
Health Care (18.9%)
Cardinal Health Inc.	7,983,103	468,289
Johnson & Johnson	4,955,312	458,912
Merck & Co. Inc.	10,111,283	455,918
Roche Holding AG	1,604,754	443,771
UnitedHealth Group Inc.	6,042,490	412,460
Medtronic Inc.	7,105,565	407,859
Amgen Inc.	2,662,657	308,868
Pfizer Inc.	8,873,637	272,243
Teva Pharmaceutical Industries Ltd. ADR	6,278,912	232,885
		3,461,205
Industrials (14.4%)
United Parcel Service Inc. Class B	5,585,312	548,701

Lockheed Martin Corp.			3,124,622	416,637
United Technologies Corp.			3,885,663	412,852
General Dynamics Corp.			3,968,257	343,770
Honeywell International Inc.			3,329,057	288,729
Northrop Grumman Corp.			2,210,747	237,677
Emerson Electric Co.			3,000,475	200,942
CH Robinson Worldwide Inc.			3,035,939	181,367
				2,630,675
Information Technology (10.7%)
Microsoft Corp.			14,158,201	500,492
Automatic Data Processing Inc.			5,541,745	415,465
International Business Machines Corp.			2,285,346	409,557
Oracle Corp.			10,914,028	365,620
Accenture plc Class A			3,696,382	271,684
				1,962,818
Materials (4.2%)
Praxair Inc.			3,650,638	455,271
Ecolab Inc.			3,010,631	319,127
				774,398
Utilities (1.3%)
Dominion Resources Inc.			3,615,091	230,462

Total Common Stocks (Cost $13,245,920)				17,774,309

Temporary Cash Investments (2.9%)
			Face
		Maturity	Amount
	Coupon	Date	($000)
Repurchase Agreements (2.9%)
Morgan Stanley & Co., Inc.
(Dated 10/31/13, Repurchase Value
$267,401,000, collaterized by Federal
National Mortgage Assn. 3.500%-5.500%,
9/1/36-4/1/42 and Federal Home Loan
Mortgage Corp. 3.000%, 4/1/43, with a
value of $272,748,000)	0.100%	11/1/13	267,400	267,400
RBS Securities, Inc.
(Dated 10/31/13, Repurchase Value
$265,700,000, collaterized by U.S. Treasury
Note/Bond, 0.625%-2.500%, 10/15/16-
8/15/23, with a value of $271,017,000)	0.090%	11/1/13	265,700	265,700
				533,100
Total Temporary Cash Investments (Cost $533,101)				533,100
Total Investments (100.0%) (Cost $13,779,021)				18,307,409
Other Assets and Liabilities-Net (0.0%)				(2,446)
Net Assets (100%)				18,304,963
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Dividend Growth Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2013, based on the inputs used to value them:

Dividend Growth Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000
Common Stocks	16,380,978	1,393,331	—
Temporary Cash Investments	—	533,100	—
Total	16,380,978	1,926,431	—

E. At October 31, 2013, the cost of investment securities for tax purposes was $13,779,021,000. Net unrealized appreciation of investment securities for tax purposes was $4,528,388,000 consisting of unrealized gains of $4,575,723,000 on securities that had risen in value since their purchase and $47,335,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Fund

Schedule of Investments
As of October 31, 2013

			Market
			Value
		Shares	($000)
Real Estate Investment Trusts (99.5%)[1]
Diversified REITs (8.9%)
2	Vornado Realty Trust	11,449,269	1,019,672
2	Duke Realty Corp.	21,890,356	362,723
2	Liberty Property Trust	9,722,776	361,590
2	Spirit Realty Capital Inc.	23,931,703	250,326
2	Lexington Realty Trust	13,109,111	153,377
^,2 American Realty Capital Properties Inc.		10,521,629	139,622
	WP Carey Inc.	2,086,917	139,009
2	Cousins Properties Inc.	11,681,432	132,351
^,2 Washington REIT		4,525,535	118,614
2	PS Business Parks Inc.	1,324,922	107,968
2	American Assets Trust Inc.	2,296,996	76,467
2	Investors Real Estate Trust	6,846,685	59,018
	Select Income REIT	2,033,173	56,014
2	CapLease Inc.	5,740,430	48,794
2	First Potomac Realty Trust	3,930,440	48,305
2	Winthrop Realty Trust	2,229,250	26,238
2	Whitestone REIT	1,452,536	20,030
2	One Liberty Properties Inc.	827,848	17,501
			3,137,619
Industrial REITs (5.2%)
2	Prologis Inc.	33,905,298	1,354,517
2	DCT Industrial Trust Inc.	21,325,475	165,272
2	EastGroup Properties Inc.	2,059,051	131,079
2	First Industrial Realty Trust Inc.	6,948,961	125,568
2	STAG Industrial Inc.	2,873,503	60,085
2	Monmouth Real Estate Investment Corp. Class A	2,599,482	23,967
			1,860,488
Office REITs (12.9%)
2	Boston Properties Inc.	10,327,503	1,068,897
2	SL Green Realty Corp.	6,233,456	589,498
^,2 Digital Realty Trust Inc.		8,739,071	416,504
2	Alexandria Real Estate Equities Inc.	4,793,454	315,313
2	Kilroy Realty Corp.	5,542,001	294,613
2	BioMed Realty Trust Inc.	12,679,010	252,566
2	Douglas Emmett Inc.	9,217,276	229,787
2	Highwoods Properties Inc.	5,589,940	215,772
2	Piedmont Office Realty Trust Inc. Class A	11,409,531	210,848
2	Brandywine Realty Trust	10,654,395	151,612
2	Corporate Office Properties Trust	5,836,874	143,587
	CommonWealth REIT	5,180,933	126,259
2	Mack-Cali Realty Corp.	5,684,355	116,870
2	DuPont Fabros Technology Inc.	4,399,169	109,319
2	Government Properties Income Trust	3,720,004	90,954
2	Franklin Street Properties Corp.	5,998,483	79,180
2	Hudson Pacific Properties Inc.	3,086,932	63,869
	Parkway Properties Inc.	3,041,784	55,087
2	CoreSite Realty Corp.	1,454,201	47,174
			4,577,709

Residential REITs (15.6%)
2	Equity Residential	23,283,989	1,219,150
2	AvalonBay Communities Inc.	8,364,393	1,045,967
2	UDR Inc.	17,063,741	423,351
2	Essex Property Trust Inc.	2,585,920	416,333
2	Camden Property Trust	5,773,461	370,656
2	Mid-America Apartment Communities Inc.	5,084,860	337,635
2	BRE Properties Inc.	5,244,718	286,414
2	Apartment Investment & Management Co. Class A	9,929,249	277,820
2	American Campus Communities Inc.	7,130,321	246,424
2	Home Properties Inc.	3,829,064	230,931
2	Equity Lifestyle Properties Inc.	5,388,508	204,710
2	Post Properties Inc.	3,714,706	169,911
2	Sun Communities Inc.	2,318,123	103,319
2	Education Realty Trust Inc.	7,759,405	70,921
2	Associated Estates Realty Corp.	3,877,918	59,487
2	Campus Crest Communities Inc.	4,390,389	43,948
2	Silver Bay Realty Trust Corp.	2,541,338	39,289
			5,546,266
Retail REITs (27.1%)
2	Simon Property Group Inc.	21,099,513	3,260,930
	General Growth Properties Inc.	32,899,198	698,450
2	Kimco Realty Corp.	27,816,676	597,502
2	Realty Income Corp.	13,354,195	556,202
2	Macerich Co.	9,357,133	554,036
2	Federal Realty Investment Trust	4,440,008	459,985
2	Cole Real Estate Investment Inc.	31,943,731	453,601
2	DDR Corp.	20,476,792	347,082
2	Regency Centers Corp.	6,234,001	322,048
2	Taubman Centers Inc.	4,339,650	285,506
^,2 National Retail Properties Inc.		8,108,184	278,921
2	Weingarten Realty Investors	7,875,226	249,881
2	Tanger Factory Outlet Centers	6,425,178	223,917
2	CBL & Associates Properties Inc.	10,638,751	210,754
2	Retail Properties of America Inc.	12,444,714	178,084
	Equity One Inc.	4,457,284	107,465
2	Glimcher Realty Trust	9,833,489	100,793
2	Acadia Realty Trust	3,748,043	99,960
2	Pennsylvania REIT	4,525,901	82,055
2	Retail Opportunity Investments Corp.	4,520,781	66,908
2	Ramco-Gershenson Properties Trust	4,061,689	66,043
2	Inland Real Estate Corp.	6,090,633	65,109
	Alexander's Inc.	156,384	50,318
2	Excel Trust Inc.	3,253,299	39,300
	Saul Centers Inc.	820,242	38,551
2	Kite Realty Group Trust	5,913,580	37,847
2	Getty Realty Corp.	1,818,248	34,874
	Rouse Properties Inc.	1,689,208	34,156
	Urstadt Biddle Properties Inc. Class A	1,531,751	30,237
2	Agree Realty Corp.	856,138	27,028
2	AmREIT Inc.	1,238,482	21,797
2	Cedar Realty Trust Inc.	3,686,168	21,048
	Urstadt Biddle Properties Inc.	69,255	1,143
			9,601,531
Specialized REITs (29.8%)
2	Public Storage	9,941,135	1,659,871

2	Ventas Inc.			19,950,576	1,301,576
2	HCP Inc.			30,928,777	1,283,544
2	Health Care REIT Inc.			19,160,164	1,242,537
2	Host Hotels & Resorts Inc.			50,720,840	940,872
2	Extra Space Storage Inc.			7,174,860	329,972
2	Senior Housing Properties Trust			12,799,072	315,369
2	Corrections Corp. of America			7,839,608	290,065
^,2 Omega Healthcare Investors Inc.				7,904,613	262,749
2	LaSalle Hotel Properties			7,006,618	217,555
	Hospitality Properties Trust			6,531,251	191,888
2	RLJ Lodging Trust			7,520,025	189,956
2	EPR Properties			3,454,740	177,470
2	Geo Group Inc.			4,872,328	171,847
2	Sunstone Hotel Investors Inc.			12,444,742	164,893
2	Sovran Self Storage Inc.			2,137,328	163,484
2	CubeSmart			8,612,410	157,349
2	DiamondRock Hospitality Co.			13,300,842	151,497
2	Healthcare Realty Trust Inc.			6,152,149	147,713
2	Medical Properties Trust Inc.			10,893,327	142,049
2	Pebblebrook Hotel Trust			4,179,313	126,215
^,2 Ryman Hospitality Properties Inc.				3,163,206	116,754
2	National Health Investors Inc.			1,612,220	100,796
*,2 Strategic Hotels & Resorts Inc.				11,133,344	96,860
2	LTC Properties Inc.			2,328,312	91,852
	Healthcare Trust of America Inc. Class A			7,582,720	88,111
2	Chesapeake Lodging Trust			3,305,372	77,908
2	Hersha Hospitality Trust Class A			12,405,979	70,342
2	Sabra Health Care REIT Inc.			2,540,756	68,346
2	Ashford Hospitality Trust Inc.			5,127,856	66,970
*,2 FelCor Lodging Trust Inc.				7,602,105	51,086
2	Summit Hotel Properties Inc.			5,525,890	50,783
2	Universal Health Realty Income Trust			819,992	36,014
					10,544,293
Total Real Estate Investment Trusts (Cost $30,454,851)					35,267,906
		Coupon
Temporary Cash Investments (1.0%)[1]
Money Market Fund (0.9%)
[3,4] Vanguard Market Liquidity Fund		0.120%		331,739,917	331,740

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Freddie Mac Discount Notes	0.120%	11/5/13	2,000	2,000
[5,6] Freddie Mac Discount Notes		0.075%	11/18/13	13,000	12,999
					14,999
Total Temporary Cash Investments (Cost $346,739)					346,739
Total Investments (100.5%) (Cost $30,801,590)					35,614,645
Other Assets and Liabilities-Net (-0.5%)[3]					(187,958)
Net Assets (100%)					35,426,687

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $160,783,000.
* Non-income-producing security.
1 The fund invests a portion of its assets in Real Estate Investment Trusts through the use of swap contracts. After giving effect to swap investments, the fund's effective Real Estate Investment Trust and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.

2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Includes $169,945,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $2,255,000 have been segregated as collateral for open swap contracts. After October
31, the fund posted additional collateral of $1,330,000 in connection with open swap contracts as of October 31,
2013.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Real Estate Investment Trusts	35,267,906	—	—
Temporary Cash Investments	331,740	14,999	—
Swap Contracts—Liabilities	—	(3,071)	—
Total	35,599,646	11,928	—

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected stocks in the fund's target index when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The counterparty pays the fund a fixed rate less a specified interest rate spread that is based on

REIT Index Fund

short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund , or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to pledge collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

					Unrealized
			Notional	Floating Interest	Appreciation
	Termination		Amount	Rate Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
Hospitality Propeties Trust	01/25/14	GSCM	94,859	(0.520%)	(1,913)
CommonWealth REIT	01/25/14	GSCM	71,808	(0.520%)	(1,158)
1 GSCM—Goldman Sachs Bank USA.

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Jan. 31, 2013		from		Oct. 31, 2013
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Acadia Realty Trust	88,862	21,360	11,848	1,981	99,960
Agree Realty Corp.	—	31,033	2,344	700	27,028
Alexandria Real Estate Equities Inc.	315,127	88,013	52,296	7,733	315,313
American Assets Trust Inc.	N/A1	11,758	11,895	946	76,467
American Campus Communities Inc.	338,049	48,944	52,623	3,287	246,424
American Realty Capital Properties Inc.	—	178,232	13,936	3,984	139,622
AmREIT	—	26,020	1,705	457	21,797
Apartment Investment & Management	274,916	48,645	51,876	362	277,820
Co. Class A
Ashford Hospitality Trust Inc.	51,967	17,820	10,053	588	66,970
Associated Estates Realty Corp.	55,343	15,193	8,651	1,637	59,487

REIT Index Fund

AvalonBay Communities Inc.	1,008,381	274,627	190,273	13,509	1,045,967
BioMed Realty Trust Inc.	217,255	86,735	43,012	5,633	252,566
Boston Properties Inc.	1,099,015	180,692	190,352	17,026	1,068,897
Brandywine Realty Trust	126,405	36,064	24,597	3,524	151,612
BRE Properties Inc.	270,564	43,242	45,872	3,113	286,414
Camden Property Trust	401,599	64,979	64,664	5,366	370,656
Campus Crest Communities Inc.	32,253	27,825	6,775	833	43,948
CapLease Inc.	27,523	12,594	6,863	0	48,794
CBL & Associates Properties Inc.	224,140	40,806	35,951	7,240	210,754
Cedar Realty Trust Inc.	23,254	3,211	6,135	283	21,048
Chesapeake Lodging Trust	57,111	24,931	11,158	2,340	77,908
Cole Real Estate Investment Inc.	—	428,881	33,936	7,774	453,601
Colonial Properties Trust	126,868	—	—	—	N/A2
Coresite Realty Corp.	43,153	7,668	7,579	1,174	47,174
Corporate Office Properties Trust	145,959	30,169	22,172	2,321	143,587
Corrections Corp. of America	—	339,935	37,628	57,806	290,065
Cousins Properties Inc.	57,791	68,819	14,855	861	132,351
CubeSmart	123,618	27,623	19,536	2,159	157,349
DCT Industrial Trust Inc.	130,337	43,055	21,212	1,383	165,272
DDR Corp.	279,488	99,062	40,770	2,462	347,082
DiamondRock Hospitality Co.	123,227	21,124	22,349	2,803	151,497
Digital Realty Trust Inc.	573,635	97,164	76,757	19,546	416,504
Douglas Emmett Inc.	214,347	37,425	36,107	539	229,787
Duke Realty Corp.	335,614	60,420	56,068	1,581	362,723
DuPont Fabros Technology Inc.	103,611	20,133	18,956	3,094	109,319
EastGroup Properties Inc.	113,225	20,228	17,392	2,521	131,079
Education Realty Trust Inc.	82,448	12,623	11,313	532	70,921
EPR Properties	151,972	39,341	28,439	8,568	177,470
Equity Lifestyle Properties Inc.	194,671	33,814	35,060	3,664	204,710
Equity Residential	1,233,700	293,568	228,542	14,779	1,219,150
Essex Property Trust Inc.	387,732	72,834	61,826	6,709	416,333
Excel Trust Inc.	37,766	8,264	4,824	1,433	39,300
Extra Space Storage Inc.	287,018	49,217	49,473	7,528	329,972
Federal Realty Investment Trust	469,888	77,992	75,625	9,382	459,985
FelCor Lodging Trust Inc.	43,963	7,072	10,418	—	51,086
First Industrial Realty Trust Inc.	101,333	28,269	19,687	1,778	125,568
First Potomac Realty Trust	48,444	15,126	8,873	591	48,305
Franklin Street Properties Corp.	67,189	25,514	13,363	1,655	79,180
Geo Group Inc.	—	191,980	22,946	4,989	171,847
Getty Realty Corp.	34,898	5,520	6,049	747	34,874
Glimcher Realty Trust	107,903	17,973	16,162	676	100,793

REIT Index Fund

Government Properties Income Trust	N/A1	61,634	36,830	2,922	90,954
HCP Inc.	1,454,683	241,462	253,402	29,553	1,283,544
Health Care REIT Inc.	1,110,067	315,460	198,538	19,302	1,242,537
Healthcare Realty Trust Inc.	151,739	27,431	21,469	2,086	147,713
Hersha Hospitality Trust Class A	65,325	11,959	11,563	548	70,342
Highwoods Properties Inc.	189,621	38,757	25,692	3,883	215,772
Home Properties Inc.	212,371	57,728	33,167	4,909	230,931
Host Hotels & Resorts Inc.	840,039	159,245	144,139	16,492	940,872
Hudson Pacific Properties Inc.	52,550	24,731	10,811	924	63,869
Inland Real Estate Corp.	56,094	9,945	10,518	1,989	65,109
Investors Real Estate Trust	59,445	15,221	10,173	606	59,018
Kilroy Realty Corp.	255,449	64,912	42,959	1,061	294,613
Kimco Realty Corp.	585,251	100,806	106,265	12,514	597,502
Kite Realty Group Trust	30,295	11,274	5,053	28	37,847
LaSalle Hotel Properties	178,179	43,614	28,126	4,407	217,555
Lexington Realty Trust	117,318	51,066	22,307	4,763	153,377
Liberty Property Trust	318,803	111,481	52,468	9,525	361,590
LTC Properties Inc.	78,514	26,343	15,601	2,600	91,852
Macerich Co.	550,468	96,377	85,659	5,589	554,036
Mack-Cali Realty Corp.	165,215	24,739	34,568	4,640	116,870
Medical Properties Trust Inc.	126,256	43,612	22,217	3,353	142,049
Mid-America Apartment Communities
Inc.	186,049	42,812	29,066	5,624	337,635
Monmouth Real Estate Investment
Corp. Class A	24,302	6,896	3,120	1,069	23,967
National Health Investors Inc.	104,258	16,640	17,604	3,308	100,796
National Retail Properties Inc.	239,868	59,436	36,945	7,158	278,921
Omega Healthcare Investors Inc.	192,333	44,640	32,988	6,357	262,749
One Liberty Properties Inc.	—	23,642	1,559	581	17,501
Pebblebrook Hotel Trust	101,678	18,220	15,505	1,998	126,215
Pennsylvania REIT	67,938	31,803	14,579	1,556	82,055
Piedmont Office Realty Trust Inc. Class
A	226,058	35,763	40,146	4,720	210,848
Post Properties Inc.	182,038	29,231	30,679	954	169,911
Prologis Inc.	1,272,712	309,092	219,755	15,152	1,354,517
PS Business Parks Inc.	95,846	16,400	17,191	1,756	107,968
Public Storage	1,554,285	259,737	277,552	37,445	1,659,871
Ramco-Gershenson Properties Trust	48,952	22,252	8,928	1,369	66,043
Realty Income Corp.	541,372	145,929	99,372	16,472	556,202
Regency Centers Corp.	310,317	54,816	53,041	4,183	322,048
Retail Opportunity Investments Corp.	46,279	19,830	6,642	1,373	66,908
Retail Properties of America Inc.	N/A1	120,706	21,932	5,639	178,084
RLJ Lodging Trust	138,950	47,561	28,240	4,578	189,956

REIT Index Fund

Ryman Hospitality Properties Inc.	—	153,497	14,443	4,494	116,754
Sabra Health Care REIT Inc.	64,368	10,898	11,060	2,122	68,346
Senior Housing Properties Trust	N/A1	174,133	98,831	7,307	315,369
Silver Bay Realty Trust Corp.	—	57,999	5,444	50	39,289
Simon Property Group Inc.	3,364,241	563,355	536,762	61,867	3,260,930
SL Green Realty Corp.	501,752	89,540	88,797	5,975	589,498
Sovran Self Storage Inc.	133,031	27,147	20,356	2,702	163,484
Spirit Realty Capital Inc.	—	61,703	9,600	3,184	250,326
STAG Industrial Inc.	56,540	9,570	9,200	2,864	60,085
Strategic Hotels & Resorts Inc.	82,729	14,691	16,021	—	96,860
Summit Hotel Properties Inc.	40,173	16,987	6,181	1,497	50,783
Sun Communities Inc.	84,004	34,338	17,916	1,340	103,319
Sunstone Hotel Investors Inc.	127,199	42,656	22,463	544	164,893
Tanger Factory Outlet Centers	230,253	36,904	38,306	3,920	223,917
Taubman Centers Inc.	348,170	56,962	50,838	4,599	285,506
UDR Inc.	413,878	68,675	73,894	7,191	423,351
Universal Health Realty Income Trust	46,002	6,409	6,614	875	36,014
Ventas Inc.	1,355,759	234,121	262,783	38,023	1,301,576
Vornado Realty Trust	977,994	159,734	164,977	15,635	1,019,672
Washington REIT	130,785	20,094	21,479	2,636	118,614
Weingarten Realty Investors	230,036	40,464	42,544	6,561	249,881
Whitestone REIT	15,919	6,779	2,279	1,017	20,030
Winthrop Realty Trust	24,604	5,917	4,023	991	26,238
	30,389,916			677,977	33,651,218
1 Not applicable — At January 31, 2013, the issuer was not an affiliated company of the fund.
2 Not applicable — On October 2, 2013 Colonial Properties Trust merged with Mid-America Apartment Communities Inc.

E. At October 31, 2013, the cost of investment securities for tax purposes was $30,801,590,000. Net unrealized appreciation of investment securities for tax purposes was $4,813,055,000, consisting of unrealized gains of $5,258,261,000 on securities that had risen in value since their purchase and $445,206,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund

Schedule of Investments
As of October 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (5.4%)
Praxair Inc.	2,361,812	294,542
Ecolab Inc.	2,322,823	246,219
PPG Industries Inc.	1,163,400	212,414
Air Products & Chemicals Inc.	1,604,111	174,864
Sigma-Aldrich Corp.	930,920	80,459
International Flavors & Fragrances Inc.	618,938	51,155
Albemarle Corp.	720,563	47,694
RPM International Inc.	991,670	38,398
Royal Gold Inc.	533,976	25,652
HB Fuller Co.	353,377	16,916
Stepan Co.	162,479	9,565
		1,197,878
Consumer Goods (23.3%)
PepsiCo Inc.	10,596,639	891,071
Procter & Gamble Co.	10,869,019	877,673
Coca-Cola Co.	20,624,943	816,129
Colgate-Palmolive Co.	7,262,634	470,110
NIKE Inc. Class B	5,535,239	419,350
Monsanto Co.	3,949,729	414,248
Archer-Daniels-Midland Co.	5,014,490	205,093
VF Corp.	920,638	197,937
Stanley Black & Decker Inc.	1,304,627	103,183
Genuine Parts Co.	1,195,021	94,203
JM Smucker Co.	837,340	93,121
Bunge Ltd.	1,090,022	89,523
Hormel Foods Corp.	1,882,226	81,802
Brown-Forman Corp. Class B	1,021,400	74,542
Church & Dwight Co. Inc.	1,058,316	68,949
McCormick & Co. Inc.	987,301	68,272
Polaris Industries Inc.	510,480	66,847
Nu Skin Enterprises Inc. Class A	394,767	46,160
Lancaster Colony Corp.	210,240	17,448
Andersons Inc.	139,240	10,329
Tootsie Roll Industries Inc.	293,327	9,386
		5,115,376
Consumer Services (16.6%)
Wal-Mart Stores Inc.	10,967,140	841,728
McDonald's Corp.	7,659,341	739,280
Walgreen Co.	7,157,145	423,989
Lowe's Cos. Inc.	8,393,382	417,823
TJX Cos. Inc.	5,567,763	338,464
Target Corp.	5,023,628	325,481
Cardinal Health Inc.	2,524,502	148,087
Ross Stores Inc.	1,587,233	122,772
Tiffany & Co.	941,405	74,531
Family Dollar Stores Inc.	1,007,022	69,364
^ FactSet Research Systems Inc.	336,095	36,614
Rollins Inc.	1,050,764	29,043

Casey's General Stores Inc.	303,994	22,155
Cracker Barrel Old Country Store Inc.	190,793	20,962
John Wiley & Sons Inc. Class A	410,990	20,669
Matthews International Corp. Class A	217,800	8,843
		3,639,805
Financials (7.6%)
Franklin Resources Inc.	4,861,670	261,849
ACE Ltd.	2,587,997	246,998
Aflac Inc.	3,749,627	243,651
Chubb Corp.	1,972,102	181,591
McGraw Hill Financial Inc.	2,151,740	149,933
T. Rowe Price Group Inc.	1,867,965	144,599
WR Berkley Corp.	995,868	43,729
SEI Investments Co.	1,289,893	42,811
PartnerRe Ltd.	410,977	41,184
RenaissanceRe Holdings Ltd.	380,815	35,686
HCC Insurance Holdings Inc.	773,901	35,329
Eaton Vance Corp.	837,265	35,006
Brown & Brown Inc.	1,079,759	34,477
Commerce Bancshares Inc.	695,826	32,015
Erie Indemnity Co. Class A	378,831	27,208
Prosperity Bancshares Inc.	418,524	26,137
UMB Financial Corp.	358,940	21,149
StanCorp Financial Group Inc.	329,586	19,413
RLI Corp.	159,715	15,090
Bank of the Ozarks Inc.	256,771	12,705
Bancfirst Corp.	126,513	7,030
1st Source Corp.	194,803	6,113
First Financial Corp.	109,295	3,775
Republic Bancorp Inc.	144,752	3,332
		1,670,810
Health Care (7.9%)
Abbott Laboratories	23,335,170	852,900
Medtronic Inc.	7,207,609	413,717
Stryker Corp.	2,651,015	195,804
Becton Dickinson and Co.	1,474,381	155,002
CR Bard Inc.	627,137	85,429
West Pharmaceutical Services Inc.	517,018	24,998
Owens & Minor Inc.	476,685	17,837
		1,745,687
Industrials (21.6%)
United Technologies Corp.	6,821,807	724,817
3M Co.	5,201,858	654,654
Caterpillar Inc.	4,895,341	408,076
Emerson Electric Co.	5,399,947	361,634
Automatic Data Processing Inc.	3,735,436	280,046
Illinois Tool Works Inc.	3,508,189	276,410
General Dynamics Corp.	2,794,139	242,056
Norfolk Southern Corp.	2,258,717	194,295
Sherwin-Williams Co.	772,013	145,138
WW Grainger Inc.	529,589	142,444
Dover Corp.	1,415,631	129,941
Parker Hannifin Corp.	1,089,791	127,200
Fastenal Co.	2,297,320	114,407
Pentair Ltd.	1,598,407	107,237
Roper Industries Inc.	745,947	94,594

CH Robinson Worldwide Inc.	1,223,461	73,090
Expeditors International of Washington Inc.	1,544,119	69,933
Cintas Corp.	959,921	51,615
Valspar Corp.	669,096	46,817
Lincoln Electric Holdings Inc.	617,726	42,771
MDU Resources Group Inc.	1,431,422	42,628
Donaldson Co. Inc.	1,051,358	41,644
Jack Henry & Associates Inc.	654,240	35,728
Nordson Corp.	488,660	35,227
Graco Inc.	451,086	34,851
Carlisle Cos. Inc.	472,466	34,339
Aptargroup Inc.	490,882	31,495
Bemis Co. Inc.	780,033	31,123
AO Smith Corp.	581,216	30,020
Valmont Industries Inc.	200,842	28,218
CLARCOR Inc.	387,343	22,652
Franklin Electric Co. Inc.	359,128	13,593
Mine Safety Appliances Co.	282,192	13,590
ABM Industries Inc.	408,382	11,235
Brady Corp. Class A	371,870	10,855
Raven Industries Inc.	278,346	9,286
Tennant Co.	142,632	8,656
McGrath RentCorp	200,149	7,139
Gorman-Rupp Co.	168,093	6,848
Lindsay Corp.	88,742	6,745
Cass Information Systems Inc.	99,348	5,696
Badger Meter Inc.	108,372	5,636
NACCO Industries Inc. Class A	50,759	2,892
		4,757,271
Oil & Gas (12.4%)
Chevron Corp.	6,626,777	794,948
Exxon Mobil Corp.	8,378,694	750,899
Occidental Petroleum Corp.	6,005,966	577,053
EOG Resources Inc.	2,112,665	376,899
Murphy Oil Corp.	1,518,913	91,621
Helmerich & Payne Inc.	771,589	59,837
Energen Corp.	542,907	42,520
^ CARBO Ceramics Inc.	181,975	22,809
		2,716,586
Technology (3.9%)
International Business Machines Corp.	3,744,234	671,004
Linear Technology Corp.	1,760,385	72,423
Maxim Integrated Products Inc.	2,232,060	66,292
Harris Corp.	906,685	56,178
		865,897
Telecommunications (0.1%)
Telephone & Data Systems Inc.	735,972	22,948
Atlantic Tele-Network Inc.	104,916	5,814
		28,762
Utilities (1.1%)
ONEOK Inc.	1,490,641	84,221
National Fuel Gas Co.	637,475	45,611
UGI Corp.	856,500	35,434
Aqua America Inc.	1,321,366	33,272
South Jersey Industries Inc.	236,452	14,081
MGE Energy Inc.	181,714	10,232

American States Water Co.			294,209	8,379
SJW Corp.			149,863	4,231
Connecticut Water Service Inc.			84,589	2,711
York Water Co.			100,283	2,077
				240,249
Total Common Stocks (Cost $16,999,652)				21,978,321
	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.120%		13,964,572	13,965

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.070%	3/31/14	1,400	1,399
Total Temporary Cash Investments (Cost $15,364)				15,364
Total Investments (100.0%) (Cost $17,015,016)				21,993,685
Other Assets and Liabilities-Net (0.0%)[3]				(1,151)
Net Assets (100%)				21,992,534

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,776,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $2,427,000 of collateral received for securities on loan. The fund received additional collateral of
$415,000 on the next business day.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Cash of $1,399,000 has been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Dividend Appreciation Index Fund

The following table summarizes the market value of the fund's investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	21,978,321	—	—
Temporary Cash Investments	13,965	1,399	—
Futures Contracts—Liabilities[1]	(84)	—	—
Total	21,992,202	1,399	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2013	35	15,321	583

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At October 31, 2013, the cost of investment securities for tax purposes was $17,015,016,000. Net unrealized appreciation of investment securities for tax purposes was $4,978,669,000, consisting of unrealized gains of $5,012,483,000 on securities that had risen in value since their purchase and $33,814,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: December 19, 2013
VANGUARD SPECIALIZED FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December 19, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.